Consolidated Statements of Financial Position - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Current assets
Cash and cash equivalents	$ 6,573,813	$ 5,427,739
Other receivables	49,038	104,320
Short-term investments (Note 5)	289,388	86,112
Prepaid expenses	44,161	40,403
Related parties (Note 6b)	131,839	136,002
Total current assets	7,088,239	5,794,576
Non-current assets
Property and equipment		1,727
Intangible assets (Note 3)	108,326	119,310
Restricted cash	7,186	37,675
Right-of-use asset (Note 4)	51,663
Total non-current assets	167,175	158,712
Total assets	7,255,414	5,953,288
Current liabilities
Accounts payable and accrued liabilities	526,056	617,004
Due to related parties (Note 6)	48,962	42,433
Derivative warrant liabilities (Note 7)	3,519,702	4,310,379
Short-term portion of lease liabilities (Note 4)	36,726
Total current liabilities	4,131,446	4,969,816
Non- current liabilities
Long-term lease liabilities (Note 4)	16,416
Total non- current liabilities	16,416
Total liabilities	4,147,862	4,969,816
Shareholders’ equity
Share capital and share premium (Note 8)	24,168,256	17,131,223
Warrants (Note 9)	459,341	459,341
Share-based payment reserve (Notes 10,11)	2,523,946	2,182,221
Accumulated other comprehensive loss	(21,250)	(21,250)
Accumulated deficit	(24,022,741)	(18,768,063)
Total shareholders’ equity	3,107,552	983,472
Total liabilities and shareholders’ equity	$ 7,255,414	$ 5,953,288